Company Liquidity, Operations and Management's Plans (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) plan	Sep. 30, 2020 USD ($) plan	Sep. 30, 2021 USD ($) plan	Sep. 30, 2020 USD ($) plan	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($) plan	Dec. 31, 2018 USD ($) plan
Health Plan [Line Items]
Revenue	$ 156,520,255	$ 128,840,991	$ 459,503,232	$ 360,664,280	$ 485,541,291	$ 145,894,832	$ 87,696,695
Net Loss	$ (34,168,482)	$ (15,831,158)	$ (85,743,970)	$ (31,184,596)	$ (45,381,576)	$ (42,916,855)	$ (49,774,013)
Health Plans
Health Plan [Line Items]
Health Plans | plan	14	12	14	12	12	7	1
Revenue			$ 459,503,232	$ 360,664,280	$ 485,541,289	$ 145,894,832	$ 87,696,695
YoY Growth			27.00%		233.00%	66.00%
Net Loss					$ (45,381,576)	$ (42,916,855)	$ (34,699,051)
Net Loss %					(9.00%)	(29.00%)	(40.00%)